As filed with the Securities and Exchange Commission on November 20, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  December 31
Date of reporting period:  September 30, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Guardian Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 94.6%

Aerospace & Defense 4.1%
6,660	General Dynamics Corp.	$1,363,435
5,040	Raytheon Co.	1,041,567
		2,405,002
Air Freight & Logistics 0.2%
1,250	Expeditors International of Washington, Inc.	91,913

Airlines 2.1%
21,800	Delta Air Lines, Inc.	1,260,694

Banks 4.6%
12,605	Comerica, Inc.	1,136,971
13,875	JPMorgan Chase & Co.	1,565,655
		2,702,626
Biotechnology 1.4%
11,000	Gilead Sciences, Inc.	849,310

Capital Markets 5.4%
1,760	BlackRock, Inc.	829,541
26,000	Brookfield Asset Management, Inc. Class A	1,157,780
7,065	CME Group, Inc.	1,202,533
		3,189,854
Chemicals 1.8%
12,400	Ashland Global Holdings, Inc.	1,039,864

Diversified Financial Services 0.6%
40,000	CF Corp. Class A	358,000

Electric Utilities 1.1%
3,750	NextEra Energy, Inc.	628,500

Electrical Equipment 2.2%
15,300	Eaton Corp. PLC	1,326,969

Electronic Equipment, Instruments & Components 2.4%
16,200	CDW Corp.	1,440,504

Energy Equipment & Services 1.4%
14,020	Schlumberger Ltd.	854,098

Entertainment 2.9%
6,815	Activision Blizzard, Inc.	566,940
6,300	Spotify Technology SA	1,139,229	*
		1,706,169
Food & Staples Retailing 1.7%
4,300	Costco Wholesale Corp.	1,009,984

Food Products 2.5%
38,300	Conagra Brands, Inc.	1,301,051
6,740	Hain Celestial Group, Inc.	182,789	*
		1,483,840
Health Care Providers & Services 4.2%
15,800	CVS Health Corp.	1,243,776
4,685	UnitedHealth Group, Inc.	1,246,397
		2,490,173
Hotels, Restaurants & Leisure 2.0%
7,020	McDonald's Corp.	1,174,376
NUMBER OF SHARES		VALUE	†

Industrial Conglomerates 0.9%
2,650	3M Co.	$558,381

Interactive Media & Services 6.7%
1,920	Alphabet, Inc. Class A	2,317,593	*
10,195	Facebook, Inc. Class A	1,676,670	*
		3,994,263
Internet & Direct Marketing Retail 8.7%
1,120	Amazon.com, Inc.	2,243,360	*
665	Booking Holdings, Inc.	1,319,360	*
22,275	eBay, Inc.	735,521	*
6,790	Expedia Group, Inc.	885,959
		5,184,200
IT Services 4.5%
6,790	PayPal Holdings, Inc.	596,434	*
14,015	Visa, Inc. Class A	2,103,511
		2,699,945
Machinery 0.5%
15,600	Gates Industrial Corp. PLC	304,200	*

Multi-Utilities 1.8%
26,149	Brookfield Infrastructure Partners LP	1,042,822

Oil, Gas & Consumable Fuel 2.1%
38,600	Enbridge, Inc.	1,246,394

Pharmaceuticals 0.3%
4,794	Elanco Animal Health, Inc.	167,263	*

Professional Services 6.1%
11,700	Equifax, Inc.	1,527,669
28,800	IHS Markit Ltd.	1,554,048	*
4,225	Verisk Analytics, Inc.	509,324	*
		3,591,041
Road & Rail 2.6%
11,975	CSX Corp.	886,749
3,600	Norfolk Southern Corp.	649,800
		1,536,549
Software 5.9%
22,200	Microsoft Corp.	2,539,014
6,160	salesforce.com, Inc.	979,625	*
		3,518,639
Specialty Retail 6.2%
6,000	Home Depot, Inc.	1,242,900
26,205	Hudson Ltd. Class A	591,185	*
9,200	Lowe's Cos., Inc.	1,056,344
9,000	Tractor Supply Co.	817,920
		3,708,349
Technology Hardware, Storage & Peripherals 3.5%
9,300	Apple, Inc.	2,099,382

Textiles, Apparel & Luxury Goods 2.5%
10,400	PVH Corp.	1,501,760

Trading Companies & Distributors 1.7%
23,850	HD Supply Holdings, Inc.	1,020,541	*

 See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†
Total Common Stocks (Cost $40,007,931)		56,185,605
Preferred Stocks 0.9%
Health Care 0.9%
54,100	Moderna, Inc. Ser. F (Cost $474,998)	$544,246	*(a)(b)(e)
Master Limited Partnerships 1.1%
Capital Markets 1.1%
16,430	Blackstone Group LP (Cost $592,156)	625,654
Short-Term Investments 3.4%
Investment Companies 3.4%
2,019,980	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(c) (Cost $2,019,980)	2,019,980
Total Investments 100.0% (Cost $43,095,065)		59,375,485
Other Assets Less Liabilities 0.0%(d)		8,481
Net Assets 100.0%		$59,383,966

*	Non-income producing security.
(a)
Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $544,246, which represents 0.9% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents less than 0.05% of net assets.

 See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

(e)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At September 30, 2018, this security amounted to $544,246, which represents 0.9% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 9/30/2018	Fair Value Percentage of Net Assets as of 9/30/2018
Moderna, Inc. (Ser. F Preferred Shares)	8/10/2016	$474,998	0.8%	$544,246	0.9%

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$56,185,605	$—	$—	$56,185,605
Preferred Stocks(a)	—	—	544,246	544,246
Master Limited Partnerships(a)	625,654	—	—	625,654
Short-Term Investments	—	2,019,980	—	2,019,980
Total Investments	$56,811,259	$2,019,980	$544,246	$59,375,485

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2018
Investments in Securities:
Preferred Stock
Health Care	$474,998	$—	$—	$69,248	$—	$—	$—	$—	$544,246	$69,248
Total	$474,998	$—	$—	$69,248	$—	$—	$—	$—	$544,246	$69,248

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

Asset class	Fair value at 9/30/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (c)
Preferred Stock	$544,246	Market Approach	Transaction Price	$10.06	$10.06	Increase

(c) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended September 30, 2018, certain securities were transferred from one level (as of December 31, 2017) to another. Based on beginning of period market values as of January 1, 2018, $390,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of September 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 98.3%

Australia 0.9%
127,127	Insurance Australia Group Ltd.	$672,662

Austria 1.3%
21,457	BAWAG Group AG	996,506	(a)

Belgium 1.2%
12,114	KBC Group NV	901,564

Canada 3.8%
20,762	Alimentation Couche-Tard, Inc. Class B	1,038,542
12,947	Kinaxis, Inc.	973,594	*
23,559	Suncor Energy, Inc.	911,608
		2,923,744
China 2.7%
8,097	Alibaba Group Holding Limited ADR	1,334,062	*
3,139	Baidu, Inc. ADR	717,826	*
		2,051,888
Finland 0.6%
13,725	Huhtamaki OYJ	439,977	(b)

France 6.9%
6,672	Air Liquide SA	877,682
4,978	Arkema SA	616,695
7,205	Pernod-Ricard SA	1,182,027
33,340	SPIE SA	663,479	(b)
18,593	TOTAL SA	1,205,441
18,675	Valeo SA	810,930
		5,356,254
Germany 10.3%
11,535	Brenntag AG	711,957
4,330	Continental AG	753,851
22,789	CTS Eventim AG & Co. KGaA	1,021,854
4,708	Deutsche Boerse AG	630,802
9,185	Gerresheimer AG	775,824
6,082	Henkel AG & Co. KGaA, Preference Shares	713,565
50,542	Infineon Technologies AG	1,148,403
8,967	SAP SE ADR	1,102,941
11,462	Scout24 AG	534,448	(a)
6,572	Stabilus SA	542,523
		7,936,168
Hong Kong 3.2%
642,400	HKBN Ltd.	1,101,255
213,800	Techtronic Industries Co. Ltd.	1,365,549
		2,466,804
Ireland 2.2%
16,157	CRH PLC	529,003
190,355	Greencore Group PLC	459,249
6,778	Kerry Group PLC Class A	749,580
		1,737,832
Israel 2.1%
9,612	Check Point Software Technologies Ltd.	1,131,044	*
NUMBER OF SHARES		VALUE	†
23,900	Tower Semiconductor Ltd.	$520,064	*(b)
		1,651,108
Italy 0.1%
5,939	Brembo SpA	77,781

Japan 15.8%
28,200	Bridgestone Corp.	1,065,504
12,100	Daikin Industries Ltd.	1,610,742
14,000	Hoya Corp.	831,720
207,100	Ichigo, Inc.	776,488
38,600	Kansai Paint Co. Ltd.	711,392	(b)
9,200	Kao Corp.	742,834
2,500	Keyence Corp.	1,451,769
5,300	Kose Corp.	1,009,901
23,600	Nabtesco Corp.	627,284
34,600	Sanwa Holdings Corp.	412,021
19,100	Shionogi & Co. Ltd.	1,248,006
2,900	SMC Corp.	928,041
13,000	Toyota Motor Corp.	811,785
		12,227,487
Luxembourg 1.1%
16,789	Befesa SA	870,357	*(a)

Mexico 0.8%
122,558	Infraestructura Energetica Nova SAB de CV	609,057

Netherlands 7.3%
22,600	AerCap Holdings NV	1,299,952	*
10,952	ASML Holding NV	2,045,976
10,636	Heineken NV	997,300
31,954	Intertrust NV	591,748	(a)
8,379	NXP Semiconductors NV	716,405
		5,651,381
Norway 1.2%
82,044	Sbanken ASA	894,155	(a)

Portugal 1.3%
48,884	Galp Energia SGPS SA	969,974

Singapore 1.0%
40,900	DBS Group Holdings Ltd.	780,572

Switzerland 14.1%
1,076	Bucher Industries AG	345,583
9,171	Cie Financiere Richemont SA	747,585
10,981	Ferguson PLC	932,468
524	Givaudan SA	1,288,376
19,083	Julius Baer Group Ltd.	954,928	*
7,695	Novartis AG	661,767
1,436	Partners Group Holding AG	1,139,113
3,456	Roche Holding AG	837,237
377	SGS SA	992,631
29,114	SIG Combibloc Group AG	364,889	*
3,905	Sonova Holding AG	777,101
4,594	Tecan Group AG	1,086,944
48,365	UBS Group AG	763,865	*
		10,892,487
United Kingdom 16.7%
8,320	Aon PLC	1,279,449

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†
146,535	Biffa PLC	$481,304	(a)
42,814	Bunzl PLC	1,346,545
80,330	Clinigen Group PLC	885,257
58,341	Compass Group PLC	1,297,271
7,385	DCC PLC	670,424
9,124	Howden Joinery Group PLC	55,763
50,160	IMI PLC	717,203
876,886	Lloyds Banking Group PLC	677,417
14,734	London Stock Exchange Group PLC	880,709
47,254	Prudential PLC	1,083,691
59,774	RELX PLC	1,259,017
17,129	Spectris PLC	529,795
75,383	St. James's Place PLC	1,124,028
10,378	Unilever NV	577,949
		12,865,822
United States 3.7%
4,956	Core Laboratories NV	574,054	(b)
312,845	Samsonite International SA	1,158,929	*(a)
23,260	Sensata Technologies Holding PLC	1,152,533	*
		2,885,516
Total Common Stocks (Cost $64,053,593)		75,859,096

Short-Term Investments 5.2%

Investment Companies 5.2%
1,323,879	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(c)	1,323,879
2,636,451	State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)	2,636,451	(d)

Total Short-Term Investments (Cost $3,960,330)		3,960,330

Total Investments 103.5% (Cost $68,013,923)		79,819,426
Liabilities Less Other Assets (3.5)%		(2,664,283)

Net Assets 100.0%		$77,155,143

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2018 amounted to $5,527,447, which represents 7.2% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at September 30, 2018. Total value of all such securities at September 30, 2018 amounted to $2,544,937 for the Fund.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Capital Markets	$5,493,445	7.1%
Semiconductors & Semiconductor Equipment	4,430,848	5.7%
Trading Companies & Distributors	4,346,685	5.6%
Banks	4,250,214	5.5%
Chemicals	3,494,145	4.5%
Software	3,207,579	4.2%
Machinery	3,160,634	4.1%
Oil, Gas & Consumable Fuels	3,087,023	4.0%
Insurance	3,035,802	3.9%
Professional Services	2,843,396	3.7%
Life Sciences Tools & Services	2,748,025	3.6%
Pharmaceuticals	2,747,010	3.6%
Auto Components	2,708,066	3.5%
Personal Products	2,330,684	3.0%
Beverages	2,179,327	2.8%
Building Products	2,022,763	2.6%
Commercial Services & Supplies	2,015,140	2.6%
Electronic Equipment, Instruments & Components	1,981,564	2.6%
Textiles, Apparel & Luxury Goods	1,906,514	2.5%
Health Care Equipment & Supplies	1,608,821	2.1%
Household Durables	1,365,549	1.8%
Internet & Direct Marketing Retail	1,334,062	1.7%
Hotels, Restaurants & Leisure	1,297,271	1.7%
Interactive Media & Services	1,252,274	1.6%
Food Products	1,208,829	1.6%
Electrical Equipment	1,152,533	1.5%
Diversified Telecommunication Services	1,101,255	1.4%
Food & Staples Retailing	1,038,542	1.3%
Entertainment	1,021,854	1.3%
Automobiles	811,785	1.1%
Containers & Packaging	804,866	1.1%
Real Estate Management & Development	776,488	1.0%
Household Products	713,565	0.9%
Industrial Conglomerates	670,424	0.9%
Gas Utilities	609,057	0.8%
Energy Equipment & Services	574,054	0.7%
Construction Materials	529,003	0.7%
Short-Term Investments and Other Liabilities-Net	1,296,047	1.7%

	$77,155,143	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$75,859,096	$—	$—	$75,859,096
Short-Term Investments	—	3,960,330	—	3,960,330
Total Investments	$75,859,096	$3,960,330	$—	$79,819,426

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 97.6%

Airlines 1.0%
12,269	Delta Air Lines, Inc.	$709,516

Banks 8.8%
32,101	JPMorgan Chase & Co.	3,622,277
4,991	M&T Bank Corp.	821,219
5,578	PNC Financial Services Group, Inc.	759,668
8,045	SunTrust Banks, Inc.	537,325
8,780	Wells Fargo & Co.	461,477
		6,201,966
Biotechnology 1.1%
8,219	BioMarin Pharmaceutical, Inc.	796,996	*

Capital Markets 1.4%
5,944	CME Group, Inc.	1,011,728

Communications Equipment 0.8%
10,949	Cisco Systems, Inc.	532,669

Diversified Telecommunication Services 6.0%
33,436	AT&T, Inc.	1,122,781
49,654	CenturyLink, Inc.	1,052,665
38,320	Verizon Communications, Inc.	2,045,904
		4,221,350
Electric Utilities 9.2%
19,504	American Electric Power Co., Inc.	1,382,443
15,432	Evergy, Inc.	847,525
46,571	Exelon Corp.	2,033,290
44,115	FirstEnergy Corp.	1,639,755
3,723	NextEra Energy, Inc.	623,975
		6,526,988
Electrical Equipment 1.7%
11,078	Emerson Electric Co.	848,353
1,923	Rockwell Automation, Inc.	360,601
		1,208,954
Equity Real Estate Investment Trusts 8.5%
14,312	American Homes 4 Rent Class A	313,290
1,602	AvalonBay Communities, Inc.	290,202
22,760	Equity Residential	1,508,078
11,356	Prologis, Inc.	769,823
6,193	Public Storage	1,248,694
6,053	Simon Property Group, Inc.	1,069,868
8,425	SL Green Realty Corp.	821,690
		6,021,645
Food & Staples Retailing 4.7%
2,449	Costco Wholesale Corp.	575,221
8,464	Walgreens Boots Alliance, Inc.	617,026
22,700	Walmart, Inc.	2,131,757
		3,324,004
Food Products 6.3%
17,139	Conagra Brands, Inc.	582,212
23,495	Kraft Heinz Co.	1,294,809
60,980	Mondelez International, Inc. Class A	2,619,701
		4,496,722
NUMBER OF SHARES		VALUE†

Health Care Equipment & Supplies 2.1%
15,436	Abbott Laboratories	$1,132,385
3,592	Medtronic PLC	353,345
		1,485,730
Health Care Providers & Services 9.4%
16,534	Centene Corp.	2,393,792	*
5,624	Cigna Corp.	1,171,198
5,272	CVS Health Corp.	415,012
3,271	Express Scripts Holding Co.	310,778	*
16,906	HCA Healthcare, Inc.	2,351,963
		6,642,743
Household Products 3.3%
4,851	Church & Dwight Co., Inc.	288,004
24,878	Procter & Gamble Co.	2,070,596
		2,358,600
Industrial Conglomerates 1.0%
4,377	Honeywell International, Inc.	728,333

Insurance 5.3%
5,148	Aon PLC	791,659
3,479	Assurant, Inc.	375,558
18,552	Athene Holding Ltd. Class A	958,396	*
9,368	Chubb Ltd.	1,251,940
3,471	Prudential Financial, Inc.	351,682
		3,729,235
Life Sciences Tools & Services 0.4%
1,273	Thermo Fisher Scientific, Inc.	310,714

Machinery 1.5%
5,052	Caterpillar, Inc.	770,379
2,078	Deere & Co.	312,386
		1,082,765
Media 0.3%
6,181	Comcast Corp. Class A	218,869

Metals & Mining 3.2%
75,844	Newmont Mining Corp.	2,290,489

Multi-Utilities 4.3%
12,483	DTE Energy Co.	1,362,270
45,742	NiSource, Inc.	1,139,891
5,022	Sempra Energy	571,252
		3,073,413
Multiline Retail 1.2%
14,007	Nordstrom, Inc.	837,759

Oil, Gas & Consumable Fuels 2.7%
6,095	Cabot Oil & Gas Corp.	137,259
17,209	Exxon Mobil Corp.	1,463,109
2,598	Phillips 66	292,847
		1,893,215
Personal Products 1.3%
16,054	Unilever NV	891,800	(a)

Pharmaceuticals 9.4%
1,396	Allergan PLC	265,910
2,427	Eli Lilly & Co.	260,442
15,235	Johnson & Johnson	2,105,020

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES			VALUE†

	22,049	Merck & Co., Inc.	$1,564,156
	55,745	Pfizer, Inc.	2,456,682
			6,652,210
Software 0.6%
	3,506	Microsoft Corp.	400,981

Specialty Retail 0.7%
	3,916	Tiffany & Co.	505,047

Textiles, Apparel & Luxury Goods 1.4%
	6,148	lululemon Athletica, Inc.	998,989	*

Total Common Stocks (Cost $62,655,612)			69,153,430

Short-Term Investments 2.6%

Investment Companies 2.6%
962,627		State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97%(b)	962,627
914,964		State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)	914,964	(c)

Total Short-Term Investments (Cost $1,877,591)			1,877,591

Total Investments 100.2% (Cost $64,533,203)			71,031,021
Liabilities Less Other Assets (0.2)%			(163,144)

Net Assets 100.0%			$70,867,877

*		Non-income producing security.
(a)		The security or a portion of this security is on loan at September 30, 2018. Total value of all such securities at September 30, 2018 amounted to $891,689 for the Fund.
(b)		Represents 7-day effective yield as of September 30, 2018.
(c)		Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:
Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$69,153,430	$—	$—	$69,153,430
Short-Term Investments	—	1,877,591	—	1,877,591
Total Investments	$69,153,430	$1,877,591	$—	$71,031,021

(a)				The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 96.5%

Aerospace & Defense 1.1%
31,500	Harris Corp.	$5,330,115

Auto Components 0.9%
50,000	Aptiv PLC	4,195,000

Banks 3.2%
42,500	Comerica, Inc.	3,833,500
57,500	East West Bancorp, Inc.	3,471,275
25,500	SVB Financial Group	7,926,165	*
		15,230,940
Biotechnology 6.6%
35,000	Agios Pharmaceuticals, Inc.	2,699,200	*(a)
155,000	Array BioPharma, Inc.	2,356,000	*
52,500	BioMarin Pharmaceutical, Inc.	5,090,925	*
205,000	Exelixis, Inc.	3,632,600	*
70,000	Incyte Corp.	4,835,600	*
60,000	Neurocrine Biosciences, Inc.	7,377,000	*
27,500	Sarepta Therapeutics, Inc.	4,441,525	*
20,000	Seattle Genetics, Inc.	1,542,400	*
		31,975,250
Capital Markets 2.8%
20,000	Affiliated Managers Group, Inc.	2,734,400
40,000	Cboe Global Markets, Inc.	3,838,400
10,000	MarketAxess Holdings, Inc.	1,784,900
57,500	Raymond James Financial, Inc.	5,292,875
		13,650,575
Commercial Services & Supplies 3.5%
60,000	Brink's Co.	4,185,000
33,000	Cintas Corp.	6,527,730
75,750	Waste Connections, Inc.	6,042,578
		16,755,308
Communications Equipment 2.7%
10,000	Arista Networks, Inc.	2,658,600	*
52,500	Motorola Solutions, Inc.	6,832,350
16,000	Palo Alto Networks, Inc.	3,604,160	*
		13,095,110
Construction & Engineering 0.7%
80,000	MasTec, Inc.	3,572,000	*

Containers & Packaging 0.9%
40,000	Packaging Corp. of America	4,387,600

Diversified Consumer Services 2.3%
53,050	Bright Horizons Family Solutions, Inc.	6,251,412	*
112,750	Service Corp. International	4,983,550
		11,234,962
Diversified Telecommunication Services 0.7%
100,500	Zayo Group Holdings, Inc.	3,489,360	*

Electrical Equipment 2.0%
75,000	AMETEK, Inc.	5,934,000
19,500	Rockwell Automation, Inc.	3,656,640
		9,590,640
NUMBER OF SHARES		VALUE†

Electronic Equipment, Instruments & Components 5.3%
71,000	Amphenol Corp. Class A	$6,675,420
87,500	CDW Corp.	7,780,500
80,000	Cognex Corp.	4,465,600
150,000	Trimble, Inc.	6,519,000	*
		25,440,520
Entertainment 1.7%
60,000	Take-Two Interactive Software, Inc.	8,279,400	*

Equity Real Estate Investment Trusts 0.7%
52,500	CyrusOne, Inc.	3,328,500

Food Products 0.6%
45,000	Lamb Weston Holdings, Inc.	2,997,000

Health Care Equipment & Supplies 5.6%
6,500	ABIOMED, Inc.	2,923,375	*
10,000	Align Technology, Inc.	3,912,200	*
55,000	AxoGen, Inc.	2,026,750	*
25,100	Edwards Lifesciences Corp.	4,369,910	*
45,000	Hill-Rom Holdings, Inc.	4,248,000
10,000	IDEXX Laboratories, Inc.	2,496,600	*
22,000	Insulet Corp.	2,330,900	*(a)
77,500	Merit Medical Systems, Inc.	4,762,375	*
		27,070,110
Health Care Providers & Services 2.6%
52,500	Encompass Health Corp.	4,092,375
130,000	Tivity Health, Inc.	4,179,500	*
12,500	WellCare Health Plans, Inc.	4,006,125	*
		12,278,000
Health Care Technology 1.8%
25,000	Teladoc Health, Inc.	2,158,750	*(a)
60,000	Veeva Systems, Inc. Class A	6,532,200	*
		8,690,950
Hotels, Restaurants & Leisure 4.6%
98,500	Aramark	4,237,470
75,000	Eldorado Resorts, Inc.	3,645,000	*
95,000	Norwegian Cruise Line Holdings Ltd.	5,455,850	*
90,000	Red Rock Resorts, Inc. Class A	2,398,500
22,500	Vail Resorts, Inc.	6,174,450
		21,911,270
Household Products 0.7%
57,500	Church & Dwight Co., Inc.	3,413,775

Independent Power and Renewable Electricity Producers 0.8%
145,000	Vistra Energy Corp.	3,607,600	*

Industrial Conglomerates 1.2%
19,500	Roper Technologies, Inc.	5,776,095

Interactive Media & Services 1.0%
22,500	IAC/InterActiveCorp	4,876,200	*

IT Services 6.4%
50,000	DXC Technology Co.	4,676,000
62,500	Global Payments, Inc.	7,962,500
55,000	Okta, Inc.	3,869,800	*
50,000	Perspecta, Inc.	1,286,000

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)(cont’d)

NUMBER OF SHARES		VALUE†

72,500	Square, Inc. Class A	$7,178,225	*
57,000	Total System Services, Inc.	5,628,180
		30,600,705
Life Sciences Tools & Services 2.8%
24,500	Bio-Rad Laboratories, Inc. Class A	7,668,255	*
54,000	PRA Health Sciences, Inc.	5,950,260	*
		13,618,515
Machinery 5.8%
70,000	Fortive Corp.	5,894,000
125,000	Gardner Denver Holdings, Inc.	3,542,500	*(a)
44,000	IDEX Corp.	6,629,040
20,000	John Bean Technologies Corp.	2,386,000
92,050	Milacron Holdings Corp.	1,864,012	*
35,000	Stanley Black & Decker, Inc.	5,125,400
30,000	Xylem, Inc.	2,396,100
		27,837,052
Media 0.8%
200,000	Altice USA, Inc. Class A	3,628,000

Oil, Gas & Consumable Fuels 1.9%
25,000	Concho Resources, Inc.	3,818,750	*
130,000	Devon Energy Corp.	5,192,200
		9,010,950
Pharmaceuticals 1.7%
70,000	Aerie Pharmaceuticals, Inc.	4,308,500	*
23,500	Jazz Pharmaceuticals PLC	3,951,055	*
		8,259,555
Professional Services 2.0%
22,500	CoStar Group, Inc.	9,468,900	*

Road & Rail 1.6%
30,000	J.B. Hunt Transport Services, Inc.	3,568,200
25,000	Old Dominion Freight Line, Inc.	4,031,500
		7,599,700
Semiconductors & Semiconductor Equipment 3.1%
140,000	Advanced Micro Devices, Inc.	4,324,600	*
57,500	Microchip Technology, Inc.	4,537,325	(a)
50,000	Monolithic Power Systems, Inc.	6,276,500
		15,138,425
Software 9.2%
40,000	Autodesk, Inc.	6,244,400	*
105,000	Nutanix, Inc. Class A	4,485,600	*
60,000	Proofpoint, Inc.	6,379,800	*
67,500	RingCentral, Inc. Class A	6,280,875	*
40,000	ServiceNow, Inc.	7,825,200	*
50,000	Splunk, Inc.	6,045,500	*
12,500	Tyler Technologies, Inc.	3,063,250	*
12,500	Ultimate Software Group, Inc.	4,027,375	*
		44,352,000
Specialty Retail 6.3%
47,000	Burlington Stores, Inc.	7,657,240	*
50,000	Five Below, Inc.	6,503,000	*
100,000	Hudson Ltd. Class A	2,256,000	*
10,500	O'Reilly Automotive, Inc.	3,646,860	*
73,000	Ross Stores, Inc.	7,234,300
10,000	Ulta Beauty, Inc.	2,821,200	*
		30,118,600
Trading Companies & Distributors 0.9%
27,500	United Rentals, Inc.	4,499,000	*
	NUMBER OF SHARES		VALUE†

	Total Common Stocks (Cost $331,137,325)		464,307,682

	Exchange-Traded Funds 0.7%
	25,000	iShares Russell Mid-Cap Growth ETF (Cost $2,836,676)	$3,389,500	(a)

	Short-Term Investments 5.4%

	Investment Companies 5.4%
	14,064,420	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97%(b)	14,064,420
	11,902,760	State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)	11,902,760

	Total Short-Term Investments (Cost $25,967,180)		25,967,180

	Total Investments 102.6% (Cost $359,941,181)		493,664,362
	Liabilities Less Other Assets (2.6)%		(12,516,593)

	Net Assets 100.0%		$481,147,769

	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. Total value of all such securities at September 30, 2018 amounted to $11,773,947 for the Fund.
(b)	Represents 7-day effective yield as of September 30, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:
Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$464,307,682	$—	$—	$464,307,682
Exchange-Traded Funds	3,389,500	—	—	3,389,500
Short-Term Investments	—	25,967,180	—	25,967,180
Total Investments	$467,697,182	$25,967,180	$—	$493,664,362

(a)				The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 98.4%

Aerospace & Defense 6.7%
17,400	Esterline Technologies Corp.	$1,582,530	*
27,550	General Dynamics Corp.	5,640,036
29,900	Hexcel Corp.	2,004,795
25,400	Spirit AeroSystems Holdings, Inc. Class A	2,328,418
		11,555,779
Airlines 1.9%
78,300	American Airlines Group, Inc.	3,236,139

Banks 7.4%
94,300	BankUnited, Inc.	3,338,220
56,800	BB&T Corp.	2,757,072
35,500	Comerica, Inc.	3,202,100
175,900	KeyCorp	3,498,651
		12,796,043
Beverages 1.9%
53,800	Molson Coors Brewing Co. Class B	3,308,700

Biotechnology 1.8%
22,000	Alexion Pharmaceuticals, Inc.	3,058,220	*

Building Products 2.4%
121,510	Johnson Controls International PLC	4,252,850

Capital Markets 1.6%
32,300	State Street Corp.	2,706,094

Chemicals 1.7%
34,400	Ashland Global Holdings, Inc.	2,884,784

Commercial Services & Supplies 2.3%
243,000	Covanta Holding Corp.	3,948,750

Communications Equipment 3.7%
99,600	ARRIS International PLC	2,588,604	*
121,300	Ciena Corp.	3,789,412	*
		6,378,016
Construction & Engineering 1.7%
21,700	Valmont Industries, Inc.	3,005,450

Electric Utilities 1.7%
43,700	Edison International	2,957,616

Electrical Equipment 1.5%
16,300	Acuity Brands, Inc.	2,562,360

Electronic Equipment, Instruments & Components 2.6%
207,800	Flex Ltd.	2,726,336	*
27,900	Itron, Inc.	1,791,180	*
		4,517,516
Entertainment 2.2%
38,150	Lions Gate Entertainment Corp. Class A	930,479
126,550	Lions Gate Entertainment Corp. Class B	2,948,615
		3,879,094
Equity Real Estate Investment Trusts 3.0%
113,300	CoreCivic, Inc.	2,756,589
NUMBER OF SHARES		VALUE†

109,170	Invitation Homes, Inc.	$2,501,085
		5,257,674
Food Products 4.5%
133,300	Hain Celestial Group, Inc.	3,615,096
87,000	TreeHouse Foods, Inc.	4,162,950
		7,778,046
Health Care Equipment & Supplies 2.6%
33,700	Zimmer Biomet Holdings, Inc.	4,430,539

Health Care Providers & Services 1.6%
39,500	Envision Healthcare Corp.	1,806,335
6,400	Molina Healthcare, Inc.	951,680
		2,758,015
Hotels, Restaurants & Leisure 4.9%
81,200	MGM Resorts International	2,266,292
58,700	SeaWorld Entertainment, Inc.	1,844,941
83,100	Wyndham Destinations, Inc.	3,603,216
12,700	Wyndham Hotels & Resorts, Inc.	705,739
		8,420,188
Household Durables 2.5%
9,200	Mohawk Industries, Inc.	1,613,220
22,400	Whirlpool Corp.	2,660,000
		4,273,220
Independent Power and Renewable Electricity Producers 2.7%
329,900	AES Corp.	4,618,600

IT Services 4.6%
26,600	Amdocs Ltd.	1,755,068
165,900	Conduent, Inc.	3,736,068
67,100	Teradata Corp.	2,530,341
		8,021,477
Media 1.8%
121,100	MSG Networks, Inc. Class A	3,124,380

Mortgage Real Estate Investment 2.4%
197,300	Starwood Property Trust, Inc.	4,245,896

Multi-Utilities 1.1%
26,900	Vectren Corp.	1,923,081

Oil, Gas & Consumable Fuels 7.4%
148,400	Cabot Oil & Gas Corp.	3,341,968
89,900	Devon Energy Corp.	3,590,606
49,600	ONEOK, Inc.	3,362,384
95,900	Williams Cos., Inc.	2,607,521
		12,902,479
Pharmaceuticals 3.2%
46,400	Perrigo Co. PLC	3,285,120
107,900	Teva Pharmaceutical Industries Ltd. ADR	2,324,166
		5,609,286
Semiconductors & Semiconductor Equipment 2.3%
106,800	ON Semiconductor Corp.	1,968,324
23,200	Skyworks Solutions, Inc.	2,104,472
		4,072,796

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont’d)

NUMBER OF SHARES			VALUE†

Software 4.3%
	29,900	Check Point Software Technologies Ltd.	$3,518,333	*
	222,500	Nuance Communications, Inc.	3,853,700	*
			7,372,033
Specialty Retail 2.9%
	11,600	Best Buy Co., Inc.	920,576
	207,600	Chico's FAS, Inc.	1,799,892
	175,700	Party City Holdco, Inc.	2,380,735	*
			5,101,203
Technology Hardware, Storage & Peripherals 1.8%
	52,421	Western Digital Corp.	3,068,725

Trading Companies & Distributors 3.7%
	112,400	AerCap Holdings NV	6,465,248	*

Total Common Stocks (Cost $137,068,078)			170,490,297

Short-Term Investments 1.6%

Investment Companies 1.6%
2,671,482		State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97%(a) (Cost $2,671,482)	2,671,482

Total Investments 100.0% (Cost $139,739,560)			173,161,779
Other Assets Less Liabilities 0.0%(b)			47,792

Net Assets 100.0%			$173,209,571

*		Non-income producing security.
(a)		Represents 7-day effective yield as of September 30, 2018.
(b)		Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$170,490,297	$—	$—	$170,490,297
Short-Term Investments	—	2,671,482	—	2,671,482
Total Investments	$170,490,297	$2,671,482	$—	$173,161,779

(a)				The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:.

	Beginning balance, as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2018
Investments in Securities:
Rights(c)
Food & Staples Retailing	$21,106	$—	$(4,194)	$20,040	$—	$(36,952)	$—	$—	$—	$—
Total	$21,106	$—	$(4,194)	$20,040	$—	$(36,952)	$—	$—	$—	$—

(c) At the beginning of the period, this security was valued based on a single quotation obtained from a dealer. The Fund held no Level 3 investments at September 30, 2018.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) September 30, 2018

PRINCIPAL AMOUNT		VALUE	†

Mortgage-Backed Securities 28.3%

Adjustable Mixed Balance 0.2%
$211,347	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.23%, due 6/19/34	$205,027	(a)

Commercial Mortgage-Backed 21.7%
892,089	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	875,787
	CD Mortgage Trust
613,065	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	602,144
2,432,861	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	2,373,546
	Citigroup Commercial Mortgage Trust
1,565,856	Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	1,537,047
1,588,963	Ser. 2018-C5, Class A1, 3.13%, due 6/10/51	1,583,778
	Commercial Mortgage Pass-Through Certificates
510,841	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	509,722
73,668	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	73,565
380,807	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	379,359
658,220	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	650,970
860,552	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	849,979
607,630	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	604,938
1,305,705	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/50	1,277,983
1,201,959	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/49	1,174,532
456,652	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	451,324
747,722	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	733,387	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
1,074,920	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,055,289
1,249,297	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	1,222,354
943,173	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	921,603
	UBS Commercial Mortgage Trust
338,275	Ser. 2017-C1, Class A1, 1.89%, due 6/15/50	330,535
2,341,428	Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	2,285,358
	Wells Fargo Commercial Mortgage Trust
475,792	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	470,797
1,383,310	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,350,957
2,455,059	Ser. 2018-C45, Class A1, 3.13%, due 6/15/51	2,441,949
1,431,413	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	1,412,103
1,070,074	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	1,054,962
		26,223,968
Fannie Mae 3.7%
	Pass-Through Certificates
779,547	3.50%, due 10/1/25	784,013
1,742,150	3.00%, due 9/1/27	1,727,765
1,929,467	4.50%, due 5/1/41–5/1/2044	2,006,142
		4,517,920
Freddie Mac 2.7%
	Pass-Through Certificates
900,985	3.50%, due 5/1/26	906,408
1,319,413	3.00%, due 1/1/27	1,309,934
1,009,303	4.50%, due 11/1/39	1,053,110
		3,269,452
	Total Mortgage-Backed Securities (Cost $34,966,655)	34,216,367

Corporate Bonds 48.6%

Aerospace & Defense 0.5%
615,000	United Technologies Corp., 3.35%, due 8/16/21	614,115

Agriculture 1.3%
1,600,000	BAT Capital Corp., 2.30%, due 8/14/20	1,567,900	(b)

Auto Manufacturers 1.7%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	876,333	(b)
1,190,000	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 2.81%, due 5/21/20	1,193,582	(a)(b)
		2,069,915
Banks 20.3%
	Bank of America Corp.
620,000	Ser. L, 2.60%, due 1/15/19	619,905
2,335,000	5.63%, due 7/1/20	2,430,470
1,125,000	Capital One Financial Corp., 2.50%, due 5/12/20	1,110,971
2,815,000	Citigroup, Inc., 2.45%, due 1/10/20	2,790,808
2,750,000	Goldman Sachs Group, Inc., 5.25%, due 7/27/21	2,878,927
1,250,000	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 2.92%, due 5/18/21	1,252,421	(a)
2,180,000	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,157,633
2,500,000	Morgan Stanley, 5.75%, due 1/25/21	2,626,771
780,000	National Australia Bank Ltd., 1.38%, due 7/12/19	772,173
1,995,000	Santander UK PLC, 2.50%, due 1/5/21	1,952,266
1,295,000	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/20	1,284,722
1,430,000	Toronto-Dominion Bank, 3.25%, due 6/11/21	1,429,434
1,300,000	Wells Fargo & Co., 2.50%, due 3/4/21	1,272,977
2,035,000	Westpac Banking Corp., 2.15%, due 3/6/20	2,008,934
		24,588,412
Beverages 1.5%
1,830,000	Anheuser-Busch InBev Finance, Inc., 2.65%, due 2/1/21	1,803,758

Commercial Services 1.9%
2,210,000	ERAC USA Finance LLC, 5.25%, due 10/1/20	2,281,979	(b)

Diversified Financial Services 2.2%
850,000	AIG Global Funding, 2.15%, due 7/2/20	833,528	(b)
1,915,000	American Express Co., 2.20%, due 10/30/20	1,874,515
		2,708,043
Electric 3.2%
500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/19	494,246
1,340,000	Pennsylvania Electric Co., 5.20%, due 4/1/20	1,370,657
	Sempra Energy
1,315,000	(3 month USD LIBOR + 0.25%), 2.59%, due 7/15/19	1,315,597	(a)
635,000	2.40%, due 2/1/20	627,067
		3,807,567
Healthcare - Services 1.7%
2,095,000	Halfmoon Parent, Inc., 3.20%, due 9/17/20	2,087,060	(b)

Media 1.6%
1,140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	1,140,683
740,000	Discovery Communications LLC, 2.20%, due 9/20/19	734,223
		1,874,906
Oil & Gas 1.3%
1,140,000	BP AMI Leasing, Inc., 5.52%, due 5/8/19	1,158,401	(b)
405,000	BP Capital Markets PLC, 1.68%, due 5/3/19	402,666
		1,561,067
Pharmaceuticals 4.4%
1,325,000	AbbVie, Inc., 2.50%, due 5/14/20	1,309,978
1,190,000	Bayer US Finance II LLC, 3.50%, due 6/25/21	1,187,154	(b)
1,290,000	CVS Health Corp., 2.80%, due 7/20/20	1,277,407
495,000	Mylan NV, 2.50%, due 6/7/19	493,195
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,068,477
		5,336,211
Pipelines 1.7%
1,525,000	Enterprise Products Operating LLC, 2.55%, due 10/15/19	1,518,971
490,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/20	512,967
		2,031,938
Retail 1.1%
1,365,000	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.60%, due 6/23/21	1,371,849	(a)

Telecommunications 4.2%
2,535,000	AT&T, Inc., 2.80%, due 2/17/21	2,497,587
705,000	Cisco Systems, Inc., (3 month USD LIBOR + 0.50%), 2.82%, due 3/1/19	706,493	(a)
1,790,000	Verizon Communications, Inc., 4.60%, due 4/1/21	1,845,794
		5,049,874
	Total Corporate Bonds (Cost $59,265,053)	58,754,594

Asset-Backed Securities 17.1%
900,000	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/22	891,815
2,190,000	American Express Credit Account Master Trust, Ser. 2018-1, Class A, 2.67%, due 10/17/22	2,181,285
	Bank of America Credit Card Trust
800,000	Ser. 2017-A1, Class A1, 1.95%, due 8/15/22	788,924
2,000,000	Ser. 2018-A3, Class A3, 3.10%, due 12/15/23	1,997,978
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	2,773,124
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	4,152,624
	Citibank Credit Card Issuance Trust
1,870,000	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	1,846,156
1,400,000	Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	1,377,860
544,591	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1 month USD LIBOR + 0.22%), 2.44%, due 9/26/33	542,203	(a)
1,400,000	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/21	1,387,408
749,338	SLM Student Loan Trust, Ser. 2013-2, Class A, (1 month USD LIBOR + 0.45%), 2.67%, due 9/25/43	750,122	(a)
900,000	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/22	889,929
1,119,309	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	1,114,041	(b)
	Total Asset-Backed Securities (Cost $20,791,590)	20,693,469

Short-Term Investments 5.7%

Commercial Paper 1.5%
1,805,000	Energy Transfer Partners L.P., 0.63%, due 10/4/18	1,804,186	(b)(c)(d)

NUMBER OF SHARES

Investment Companies 4.2%
5,005,112	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97%(e)	5,005,112	(c)
	Total Short-Term Investments (Cost $6,809,699)	6,809,298

	Total Investments 99.7% (Cost $121,832,997)	$120,473,728
	Other Assets Less Liabilities 0.3%	370,189	(f)
	Net Assets 100.0%	$120,843,917

(a)
Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR – London Interbank Offered Rate

(b)
Securities were purchased under Rule 144A or section 4(2) of the 1933 Act, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2018, these securities amounted to $14,837,551, which represents 12.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	All or a portion of this security is segregated in connection with obligations for future contracts with a total value of $6,809,698.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	Represents 7-day effective yield as of September 30, 2018.
(f)	Includes the impact of the Fund's open positions in derivatives at September 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At September 30, 2018, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2018	111	U.S. Treasury Note, 2 Year	$23,391,516	$(25,391)
Total Futures			$23,391,516	$(25,391)

At September 30, 2018, the Fund had $99,099 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities(a)	$—	$34,216,367	$—	$34,216,367
Corporate Bonds(a)	—	58,754,594	—	58,754,594
Asset-Backed Securities	—	20,693,469	—	20,693,469
Short-Term Investments(a)	—	6,809,298	—	6,809,298
Total Investments	$—	$120,473,728	$—	$120,473,728

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), and of inputs used to value the Fund’s derivatives as of September 30, 2018:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(25,391)	$-	$-	$(25,391)
Total	$(25,391)	$-	$-	$(25,391)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio
(Unaudited) September 30, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 97.5%

Airlines 1.8%
89,599	Ryanair Holdings PLC ADR	$8,605,088	*

Auto Components 3.2%
179,083	Aptiv PLC	15,025,064

Banks 5.8%
130,687	JPMorgan Chase & Co.	14,746,721
237,265	U.S. Bancorp	12,529,965
		27,276,686
Capital Markets 3.7%
231,636	Intercontinental Exchange, Inc.	17,347,220

Chemicals 2.3%
23,892	Sherwin-Williams Co.	10,875,877

Consumer Finance 2.5%
113,487	American Express Co.	12,085,231

Energy Equipment & Services 2.2%
172,469	Schlumberger Ltd.	10,506,811

Equity Real Estate Investment Trusts 2.3%
343,502	Weyerhaeuser Co.	11,084,810

Food & Staples Retailing 3.3%
543,318	Kroger Co.	15,815,987

Health Care Equipment & Supplies 10.7%
68,252	Becton, Dickinson & Co.	17,813,772
169,599	Danaher Corp.	18,428,627
144,994	Medtronic PLC	14,263,060
		50,505,459
Health Care Providers & Services 5.3%
172,217	AmerisourceBergen Corp.	15,881,852
199,460	Premier, Inc. Class A	9,131,279	*
		25,013,131
Hotels, Restaurants & Leisure 2.2%
470,085	Compass Group PLC	10,452,814

Industrial Conglomerates 3.1%
70,880	3M Co.	14,935,125

Insurance 4.3%
285,056	Progressive Corp.	20,250,378

Interactive Media & Services 3.3%
12,855	Alphabet, Inc. Class A	15,517,013	*

Internet & Direct Marketing Retail 2.7%
381,601	eBay, Inc.	12,600,465	*

IT Services 5.5%
213,649	Cognizant Technology Solutions Corp. Class A	16,483,021
42,643	MasterCard, Inc. Class A	9,492,758
		25,975,779
Media 4.1%
551,319	Comcast Corp. Class A	19,522,206

Oil, Gas & Consumable Fuels 4.6%
34,098	Cimarex Energy Co.	3,169,068
183,594	EQT Corp.	8,120,363

NUMBER OF SHARES		VALUE	†
331,639	Noble Energy, Inc.	$10,343,820
		21,633,251
Personal Products 3.0%
252,842	Unilever NV	14,045,373

Pharmaceuticals 2.2%
43,149	Roche Holding AG	10,453,102

Professional Services 0.9%
52,258	ManpowerGroup, Inc.	4,492,098

Road & Rail 1.4%
56,322	J.B. Hunt Transport Services, Inc.	6,698,939

Semiconductors & Semiconductor Equipment 3.7%
165,479	Texas Instruments, Inc.	17,754,242

Software 2.0%
42,545	Intuit, Inc.	9,674,733

Specialty Chemicals 2.0%
170,092	Novozymes A/S B Shares	9,337,595

Specialty Retail 4.4%
125,001	Advance Auto Parts, Inc.	21,041,418

Textiles, Apparel & Luxury Goods 1.4%
211,010	Gildan Activewear, Inc.	6,421,034

Trading Companies & Distributors 3.6%
83,167	Fastenal Co.	4,825,349
33,893	W.W. Grainger, Inc.	12,113,697
		16,939,046
Total Common Stocks (Cost $309,201,347)		461,885,975

Short-Term Investments 3.0%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(a)
100,000	Self Help Credit Union, 0.25%, due 10/29/18	100,000
100,000	Self Help Credit Union, 0.25%, due 12/24/18	100,000
		200,000
NUMBER OF SHARES

Investment Companies 3.0%
14,048,955	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(b)	14,048,955

Total Short-Term Investments (Cost $14,248,955)		14,248,955

Total Investments 100.5% (Cost $323,450,302)		476,134,930
Liabilities Less Other Assets (0.5)%		(2,351,929)
Net Assets 100.0%		$473,783,001

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of September 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$461,885,975	$—	—	461,885,975
Short-Term Investments	—	14,248,955	—	14,248,955
Total Investments	$461,885,975	$14,248,955	$—	$476,134,930

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

See Notes to Schedule of Investments

September 30, 2018
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Sustainable Equity Portfolio (“Sustainable Equity”) (Formerly, Neuberger Berman Socially Responsive Portfolio), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds, preferred stocks and master limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

September 30, 2018
Notes to Schedule of Investments (Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit and commercial paper are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)
September 30, 2018

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 54.1%

Federal Agricultural Mortgage Corp.
1.64%, 4/17/2020	1,000,000	984,602
FFCB
1.18%, 10/18/2019	1,000,000	985,204
FHLB
1.00%, 9/26/2019	1,500,000	1,475,738
FHLMC
1.50%, 1/17/2020	1,700,000	1,673,318
FNMA
1.75%, 6/20/2019	1,000,000	994,521
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,196,546)		6,113,383
Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 40.1%

U.S. Treasury Notes
1.00%, 3/15/2019	600,000	596,250
1.63%, 3/15/2020(a)	2,000,000	1,968,125
1.63%, 6/30/2020(b)	2,000,000	1,960,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,608,286)		4,524,375

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Tobira Therapeutics, Inc., CVR *(d)(e)(f)	225	13
Media - 0.0%
Media General, Inc., CVR *(d)(e)(f)	2,550	—
TOTAL RIGHTS (Cost $7,171)		13
Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(d)(e)(f)(g) (Cost $–)	18,000	—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 6.7%

INVESTMENT COMPANIES - 6.7%
Invesco Government & Agency Portfolio, Institutional Class,
2.04%(b)(h)	762,534	762,534
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.92%(b)(h)	133	133
TOTAL INVESTMENT COMPANIES (Cost $762,667)		762,667

Total Investments - 100.9% (Cost $11,574,670)		11,400,438
Liabilities Less Other Assets - (0.9%)(i)		(101,217)
Net Assets - 100.0%		11,299,221

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $1,969,999.
(c)	Represents less than 0.05% of net assets.
(d)
Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $13, which represents 0.0% of net assets of the Fund.

(e)	Illiquid security.
(f)	Value determined using significant unobservable inputs.
(g)	Defaulted security.
(h)	Represents 7-day effective yield as of September 30, 2018.
(i)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2018.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments
25

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At September 30, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index Funds
Russell 2000 Index	1	$(169,657)	$1715	10/5/2018	$(1,905)
Russell 2000 Index	1	(169,657)	1,730	10/5/2018	(3,125)
Russell 2000 Index	2	(339,314)	1,715	10/12/2018	(4,520)
Russell 2000 Index	1	(169,657)	1,705	10/19/2018	(2,000)
Russell 2000 Index	1	(169,657)	1,710	10/19/2018	(2,250)
Russell 2000 Index	1	(169,657)	1,715	10/19/2018	(2,530)
Russell 2000 Index	1	(169,657)	1,690	10/26/2018	(1,755)
Russell 2000 Index	1	(169,657)	1,695	10/26/2018	(1,930)
Russell 2000 Index	1	(169,657)	1,705	10/26/2018	(2,340)
S&P 500 Index	6	(1,748,388)	2,870	10/5/2018	(2,370)
S&P 500 Index	2	(582,796)	2,890	10/5/2018	(1,340)
S&P 500 Index	1	(291,398)	2,870	10/12/2018	(840)
S&P 500 Index	1	(291,398)	2,875	10/12/2018	(905)
S&P 500 Index	2	(582,796)	2,885	10/12/2018	(2,150)
S&P 500 Index	3	(874,194)	2,890	10/12/2018	(3,495)
S&P 500 Index	1	(291,398)	2,900	10/12/2018	(1,395)
S&P 500 Index	2	(582,796)	2,900	10/19/2018	(3,590)
S&P 500 Index	5	(1,456,990)	2,905	10/19/2018	(9,675)
S&P 500 Index	1	(291,398)	2,925	10/19/2018	(2,685)
S&P 500 Index	4	(1,165,592)	2,910	10/26/2018	(10,000)
S&P 500 Index	3	(874,194)	2,920	10/26/2018	(8,595)
S&P 500 Index	2	(582,796)	2,930	10/26/2018	(6,580)
Total options written (premium received $117,587)					$(75,975)

At September 30, 2018, the Fund had securities pledged in the amount of $1,968,125 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2018:

Asset Valuation Inputs
	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$6,113,383	$—	$6,113,383
U.S. Treasury Obligations	—	4,524,375	—	4,524,375
Rights
Biotechnology	—	—	13	13
Media	—	—	—(b)	—(b)
Total Rights	—	—	13	13
Corporate Bonds(a)	—	—	—(b)	—(b)
Short-Term Investments	—	762,667	—	762,667
Total Long Positions	$—	$11,400,425	$13	$11,400,438

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
(b) Amount less than one dollar.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2018		Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2018		Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2018
Investments in Securities:
Rights(a)
Biotechnology	$569		$—	$1,444		$—	$(2,000)	$—	$—	$13		$—
Food & Staples Retailing	535		—	354		—	(889)	—	—	—		—
Media	—	(b)	—	—		—	—	—	—	—	(b)	—
Corporate Bonds(a)
Oil, Gas & Consumable Fuels	—	(b)	—	—		—	—	—	—	—	(b)	—
Common Stock
Capital Markets	—	(b)	—	—	(b)	—	— (b)	—	—	—		—
Semiconductors & Semiconductor Equipment	—	(b)	—	—	(b)	—	— (b)	—	—	—		—
Loan Assignments
Semiconductors & Semiconductor Equipment	714		—	98		—	(812)	—	—	—		—
Warrants
Biotechnology	—	(b)	—	—		—	— (b)	—	—	—		—
Total	$1,818		$—	$1,896		$—	$(3,701)	$—	$—	$13		$—

(a)
As of the period ended September 30, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)	Amount less than one dollar.

As of the period ended September 30, 2018, no securities were transferred from one level (as of December 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2018:

Other Financial Instruments
	Level 1	Level 2	Level 3*	Total
Options Written
Liabilities	$(75,975)	$—	$—	$(75,975)

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited) (cont'd)

*	The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2018
Other Financial Instruments:
Equity swaps
United States	$1,609	$—	$1,208	$—	$(2,817)	$—	$—	$—	—

See Notes to Schedule of Investments

September 30, 2018
Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

       In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy
Portfolio (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

REAL ESTATE PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.
Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 20, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 20, 2018
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  November 20, 2018